Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Payables

	December 31, 2021	December 31, 2020 (restated)
Current liabilities	€m	€m
Trade payables	413.2	363.7
Accruals and deferred income	120.4	134.5
Trade terms payable	93.8	89.7
Social security and other taxes	24.6	24.1
Other payables	20.3	21.2
Financial payables	19.7	3.3
Bank overdrafts	—	10.7
Total current trade and other payables	692.0	647.2
Non-current liabilities
Accruals and deferred income	1.8	2.2
Total non-current trade and other payables	1.8	2.2
Total trade and other payables	693.8	649.4